Acquisition of Entities under Common Control (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
	May 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Business Acquisition [Line Items]
Increase in net income or decrease in net loss		$ (22,380)	$ (5,240)	$ (56,144)	$ 58,743
Revenues		$ 91,238	109,554	330,512	427,349
Decrease in inflow of cash from investing activities				(42,906)	(9,850)
Increase in outflow of cash from financing activities				143,399	259,229
Entities Under Common Control
Business Acquisition [Line Items]
Increase in net income or decrease in net loss				1,304
Entities Under Common Control | TTOL
Business Acquisition [Line Items]
Percentage of voting interests acquired	50.00%
Purchase price of acquisition	$ 39,000
Ownership percentage after acquisition	100.00%
Net assets acquired	$ 13,300
Return of capital	25,700
Increase in net income or decrease in net loss			200	1,300	2,700
Revenues			$ 4,900	$ 8,600	18,200
Decrease in inflow of cash from investing activities					15,000
Increase in outflow of cash from financing activities					$ 15,000
Entities Under Common Control | TTOL | Class B
Business Acquisition [Line Items]
Purchase price of acquisition	13,800
Entities Under Common Control | TTOL | Working Capital
Business Acquisition [Line Items]
Purchase price of acquisition	$ 13,100